Expense Example - Gabelli Opportunities in Live and Sports ETF [Member]	Dec. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 196